Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Loss per share

Note 17 – Loss per share

A.	Basic loss per share

The calculation of basic loss per share as of December 31, 2023 was based on the loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2021	2022	2023
Weighted average number of ordinary shares (thousands of shares)	247,335	257,794	248,019
Loss attributable to the owners of the Company (thousands USD)	200,777	227,423	54,550

Weighted average number of ordinary shares:

	Year ended December 31
	2021	2022	2023
	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value
Balance as of January 1	172,052	257,376	258,564
Effect of share options exercised	2,558	418	687
Effect of warrants exercised	575	—	2,307
Effect of shares issued during the year	72,150	—	1,893
Repurchase of treasury shares	—	—	(15,432)
Weighted average number of ordinary shares used to calculate basic loss per share as of December 31	247,335	257,794	248,019

B.	Diluted loss per share

The calculation of diluted loss per share as of December 31, 2023 was based on loss attributable to the owners of the company divided by a weighted average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Loss attributable to owners of the company (diluted)

	Year ended December 31
	2021	2022	2023
Loss used to calculate basic loss per share	200,777	227,423	54,550
Changes in fair value of share price protection liability	3,783	—	—
Changes in fair value of warrants classified as liabilities	456	227	7
Loss attributable to ordinary shareholders	205,016	227,650	54,557

Weighted average number of ordinary shares (diluted)

	Year ended December 31
	2021	2022	2023
	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value	Thousands of shares of NIS 5.0 par value
Weighted average number of ordinary shares used to calculate loss per share	247,335	257,794	248,019
Effect of share price protection on issue	702	—	—
Effect of warrants issued	95	96	96
Weighted average number of ordinary shares used to calculate diluted loss per share as of December 31	248,132	257,890	248,115

As of December 31, 2023, 53,651,683 options and warrants (in 2022: 63,478,648 and 2021: 55,817,296) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.